Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 450,231	$ 368,575
Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	105,475	97,573
Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	204,563	130,092
Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	140,193	140,910
Brazil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	218,931	209,279
Brazil [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	105,394	97,504
Brazil [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	61,554	59,075
Brazil [Member] | Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	51,983	52,700
USA [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	231,209	159,217
USA [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
USA [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	143,009	71,017
USA [Member] | Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	88,200	88,200
Others jurisdictions [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	91	79
Others jurisdictions [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	81	69
Others jurisdictions [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
Others jurisdictions [Member] | Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 10	$ 10